Inventories - Summary of Inventories (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [abstract]
Raw materials	₽ 19,750	₽ 13,178
Work in progress	12,537	9,655
Finished goods and goods for resale	30,162	19,305
Total inventories at the lower of cost and net realisable value	₽ 62,449	₽ 42,138